Operating Segment Information and Concentrations of Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts Receivable | Customer A | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	6.00%	8.50%
Sales Revenue, Net | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	34.00%	36.00%	22.00%